SUPPLEMENTAL GUARANTOR INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2012 Parent [Member]	Dec. 31, 2011 Parent [Member]	Dec. 31, 2010 Parent [Member]		Dec. 31, 2012 Combined Subsidiary Guarantors [Member]	Dec. 31, 2011 Combined Subsidiary Guarantors [Member]	Dec. 31, 2010 Combined Subsidiary Guarantors [Member]	Dec. 31, 2012 Combined Subsidiary Non Guarantors [Member]	Dec. 31, 2011 Combined Subsidiary Non Guarantors [Member]	Dec. 31, 2010 Combined Subsidiary Non Guarantors [Member]	Dec. 31, 2012 Consolidating Adjustments [Member]	Dec. 31, 2011 Consolidating Adjustments [Member]	Dec. 31, 2010 Consolidating Adjustments [Member]	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors, November 2014 [Member]	Nov. 24, 2004 Ultrapetrol (Bahamas) Ltd., Private Investors, November 2014 [Member]
Debt Instrument [Line Items]
Face amount of debt instrument																						$ 180,000
Interest Rate (in hundredths)																						9.00%
Current assets
Receivables from related parties	10		57					307,343	297,324			124,498	101,196		34,244	30,751		(466,075)	(429,214)
Other current assets	306,980		106,076					201,491	3,773			55,084	46,055		50,405	56,248		0	0
Total current assets	306,990		106,133					508,834	301,097			179,582	147,251		84,649	86,999		(466,075)	(429,214)
Noncurrent assets
Vessels and equipment, net	647,519		671,445					0	0			218,832	212,324		429,574	460,066		(887)	(945)
Investments in affiliates	251		373					151,447	201,323			0	0		251	373		(151,447)	(201,323)
Other noncurrent assets	55,558		52,336					5,171	6,825			17,173	7,850		42,134	63,704		(8,920)	(26,043)
Total noncurrent assets	703,328		724,154					156,618	208,148			236,005	220,174		471,959	524,143		(161,254)	(228,311)
Total assets	1,010,318		830,287					665,452	509,245			415,587	367,425		556,608	611,142		(627,329)	(657,525)
Current Liabilities
Payable to related parties	3,761		1,158					0	0			194,805	127,664		275,031	302,708		(466,075)	(429,214)
Current portion of long-term financial debt	129,031		21,504					80,000	0			6,420	3,478		42,611	18,026		0	0		0
Other current liabilities	65,953		51,226					5,701	4,948			34,441	19,223		25,811	27,055		0	0
Total current liabilities	198,745		73,888					85,701	4,948			235,666	150,365		343,453	347,789		(466,075)	(429,214)
Noncurrent Liabilities
Due to affiliates	0		0					0	0			8,920	26,043		0	0		(8,920)	(26,043)
Long-term financial debt	388,521		491,489					180,000	260,000			55,102	51,522		153,419	179,967		0	0		180,000
Other noncurrent liabilities	16,553		14,739						0			262	218		16,291	14,521		0	0
Total noncurrent liabilities	405,074		506,228					180,000	260,000			64,284	77,783		169,710	194,488		(8,920)	(26,043)
Total liabilities	603,819		580,116					265,701	264,948			299,950	228,148		513,163	542,277		(474,995)	(455,257)
Equity of Ultrapetrol (Bahamas) Limited	399,751		244,297					399,751	244,297			115,637	139,277		43,445	68,865		(159,082)	(208,142)
Noncontrolling interest	6,748		5,874					0	0			0	0		0	0		6,748	5,874
Total equity	406,499		250,171		268,794		288,583	399,751	244,297			115,637	139,277		43,445	68,865		(152,334)	(202,268)
Total liabilities and equity	1,010,318		830,287					665,452	509,245			415,587	367,425		556,608	611,142		(627,329)	(657,525)
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS [Abstract]
Revenues	313,169		304,482		230,445			0	0	0		121,985	129,340	106,014	205,112	190,630	133,015	(13,928)	(15,488)	(8,584)
Operating expenses	(338,288)	[1]	(285,098)	[1]	(211,727)	[1]		0	(8,490)	(8,332)		(133,209)	(112,238)	(89,245)	(218,949)	(179,800)	(122,676)	13,870	15,430	8,526
Operating (loss) profit	(25,119)		19,384		18,718			0	(8,490)	(8,332)		(11,224)	17,102	16,769	(13,837)	10,830	10,339	(58)	(58)	(58)
Investments in affiliates	(1,175)		(1,073)		(341)			(49,470)	(7,886)	8,153	[2]	0	0	0	(1,175)	(1,073)	(341)	49,470	7,886	(8,153)
Other (expenses) income	(39,439)		(38,283)		(16,419)			(14,187)	(2,429)	(5,192)		(15,185)	(23,212)	(1,197)	(10,067)	(12,642)	(10,030)	0	0	0
(Loss) Income from continuing operations before income taxes	(65,733)		(19,972)		1,958			(63,657)	(18,805)	(5,371)		(26,409)	(6,110)	15,572	(25,079)	(2,885)	(32)	49,412	7,828	(8,211)
Income taxes benefit (expense)	2,969		1,737		(6,363)			0	0	0		2,769	1,550	313	200	187	(6,676)	0	0	0
Loss from continuing operations	(62,764)		(18,235)		(4,405)			(63,657)	(18,805)	(5,371)		(23,640)	(4,560)	15,885	(24,879)	(2,698)	(6,708)	49,412	7,828	(8,211)
Loss from discontinued operations	0		0		(515)			0	0	0		0	0	0	0	0	(515)	0	0	0
Net loss								(63,657)	(18,805)	(5,371)		(23,640)	(4,560)	15,885	(24,879)	(2,698)	(7,223)	49,412	7,828	(8,211)
Net loss	(62,764)		(18,235)		(4,920)			(62,764)	(18,235)	(4,920)		(23,640)	(4,560)	13,169	(23,986)	(2,128)	5,307	47,626	6,688	(18,476)
Net income attributable to noncontrolling interest	893		570		451			0	0	0		0	0	0	0	0	0	893	570	451
Net loss attributable to Ultrapetrol (Bahamas) Limited	(63,657)		(18,805)		(5,371)			(63,657)	(18,805)	(5,371)		(23,640)	(4,560)	15,885	(24,879)	(2,698)	(7,223)	48,519	7,258	(8,662)
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW [Abstract]
Net loss	(62,764)		(18,235)		(4,920)			(62,764)	(18,235)	(4,920)		(23,640)	(4,560)	13,169	(23,986)	(2,128)	5,307	47,626	6,688	(18,476)
Loss from discontinued operations	0		0		515			0	0	0		0	0	0	0	0	515	0	0	0
Adjustments to reconcile net loss to net cash (used in) provided by operating activities from continuing operations	58,829		33,007		25,249			51,532	12,134	(1,601)		(1,935)	21,396	(2,539)	56,858	6,165	10,913	(47,626)	(6,688)	18,476
Net cash (used in) provided by operating activities from continuing operations	(3,935)		14,772		20,844			(11,232)	(6,101)	(6,521)		(25,575)	16,836	10,630	32,872	4,037	16,735	0	0	0
Net cash (used in) provided by operating activities from discontinued operations	0		(15)		(1,950)			0	0	0		0	0	0	0	(15)	(1,950)	0	0	0
Net cash (used in) provided by operating activities	(3,935)		14,757		18,894			(11,232)	(6,101)	(6,521)		(25,575)	16,836	10,630	32,872	4,022	14,785	0	0	0
Intercompany sources	0		0		0			(10,019)	(17,947)	(60,822)		43,839	(1,322)	(16,189)	(16,697)	(6,774)	0	(17,123)	26,043	77,011
Non-subsidiary sources	(32,513)		(97,863)		(56,089)			0	0	0		(14,985)	(42,907)	(3,850)	(17,528)	(54,956)	(52,239)	0	0	0
Net cash (used in) investing activities from continuing operations	(32,513)		(97,863)		(56,089)				(17,947)	(60,822)			(44,229)	(20,039)		(61,730)	(52,239)		26,043	77,011
Net cash provided by investing activities from discontinued operations	0		0		1,950					0				0			1,950			0
Net cash (used in) provided by investing activities	(32,513)		(97,863)		(54,139)			(10,019)		(60,822)		28,854		(20,039)	(34,225)		(50,289)	(17,123)		77,011
Intercompany sources	0		0		0			0	0	0		(17,123)	26,043	0	0	0	77,011	17,123	(26,043)	(77,011)
Non-subsidiary sources	224,567		11,632		87,614			219,122	(15,000)	75,281		6,315	14,963	0	(870)	11,669	12,333	0	0	0
Net cash (used in) provided by financing activities	224,567		11,632		87,614			219,122	(15,000)	75,281		(10,808)	41,006	0	(870)	11,669	89,344	17,123	(26,043)	(77,011)
Net (decrease) increase in cash and cash equivalents	$ 188,119		$ (71,474)		$ 52,369			$ 197,871	$ (39,048)	$ 7,938		$ (7,529)	$ 13,613	$ (9,409)	$ (2,223)	$ (46,039)	$ 53,840	$ 0	$ 0	$ 0

[1]	Operating expenses included $2,753, $4,622 and $1,542 in 2012, 2011 and 2010, respectively, from related parties.
[2]	Includes a loss of $515 related to discontinued operations.